Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive Compensation Recovery Policy

The Board has adopted an Incentive Compensation Recovery Policy as required by Rule 10D-1 under the Exchange Act and the corresponding Nasdaq listing standards. Under the Incentive Compensation Recovery Policy, in the event of certain accounting restatements, we will be required to recover erroneously received incentive-based compensation from our current and former executive officers. In the event of such an accounting restatement, we will be required to recover the amount of incentive compensation received by a covered executive that exceeds the amount that otherwise would have been received if that incentive compensation had been determined based on the restated amounts, without regard to any taxes paid. A copy of the Incentive Compensation Recovery Policy is filed as an exhibit to our Annual Report on Form 10-K for the year ended December 31, 2025.